Subsequent Events (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events

9. SUBSEQUENT EVENTS

Issuance of Series H Shares

On October 30, 2017, the Company issued 934,589 shares of Series H convertible preferred stock to a total of four investors, each of whom is a related party and resides in Australia, in consideration for receipt of $1.00 per share, representing an aggregate purchase price of $934,589. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance.

Declaration of Dividend

On October 30, 2017, our Board of Directors declared a cash dividend of $0.005 per common share for the third quarter of 2017. The dividend is payable on November 20, 2017 to stockholders of record at the close of business on November 11, 2017.

12.	SUBSEQUENT EVENTS

On January 5, 2017, we commenced a tender offer to purchase up to all outstanding shares of common stock of OneMain Holdings Inc., a NYSE-listed company; provided, however, that we are willing to accept any number of shares of OneMain common stock, even if such shares, in the aggregate, constitute less than a majority of OneMain’s outstanding common stock (the “OneMain Tender Offer”). The OneMain Tender Offer was scheduled to expire at 12:00 a.m., Eastern time, on February 6, 2017, unless extended. On February 7, 2017, we extended the OneMain Tender Offer such that it will expire at 5:00 p.m., Eastern time, on Monday, March 27, 2017, unless it is extended or earlier terminated. Complete terms and conditions of the OneMain Tender Offer are set forth in the Tender Offer Statement on Schedule TO and in the registration statement on Form S-4, each of which we originally filed with the SEC on January 5, 2017, and each of which as may be amended. This description and other information in this annual report on Form 10-K regarding the OneMain Tender Offer is included in this annual report on Form 10-K solely for informational purposes. Nothing in this annual report on Form 10-K should be construed as an offer to sell, nor the solicitation of an offer to buy, any shares in connection with the OneMain Tender Offer.

LendingClub Corp [Member]
Subsequent Events

18. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2017, through the date the condensed consolidated financial statements were filed with the SEC. Based on this evaluation, other than as recorded or disclosed within these condensed consolidated financial statements and related notes, including as disclosed below, the Company has determined none of these events were required to be recognized or disclosed.

Entry into Warehouse Credit Facility

On October 10, 2017, LendingClub Warehouse I LLC (Warehouse), a wholly-owned subsidiary of the Company, entered into a warehouse credit agreement (Warehouse Credit Agreement) with certain lenders for an aggregate $250 million secured revolving credit facility (Warehouse Credit Facility). In connection with the Warehouse Credit Agreement, the Warehouse entered into a security agreement with a large commercial bank as administrative agent and a national banking association as collateral trustee and paying agent. Proceeds under the Warehouse Credit Facility may only be used to purchase certain unsecured consumer loans and related rights and documents from the Company and to pay fees and expenses related to the Warehouse Credit Facility. In October 2017, the Company drew $138.0 million in funding under the Warehouse Credit Facility to support upcoming securitization initiatives.

Wind-down of Certain Funds

During the month of October 2017, LCAM facilitated the sale of investments, in Certificate form, held by 6 legacy funds and initiated the full wind-down of these legacy funds. The Company sold the loans underlying the redeemed Certificates as loan participations in October 2017, which had an outstanding principal balance of $424.6 million at September 30, 2017.

21. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2016, through the date the consolidated financial statements were filed with the SEC. Based on this evaluation, other than as recorded or disclosed within these consolidated financial statements, related notes or below, the Company has determined none of these events were required to be recognized or disclosed.